COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital commitments	$ 112,359
Advance payments for construction costs	$ 8,355